Organization and Reorganization (Tables)	6 Months Ended
Jun. 30, 2023
Organization and Reorganization
Schedule of condensed consolidated financial statements

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
		(unaudited)
ASSETS
Current assets:
Cash and cash equivalents	6,172	4,324
Amount due from the subsidiaries of the Group	117,489	120,743
Other current assets	51,126	31,213
Total current assets	174,787	156,280
Non-current assets:
Long-term investments	5,383	5,478
Operating lease right-of-use assets	1,045	578
Total non-current assets	6,428	6,056
TOTAL ASSETS	181,215	162,336
Current liabilities:
Short term borrowings	1,169	6,950
Accounts payable	818	3,957
Advance from customers	2,986	3,382
Salary and welfare benefits payable	21,803	18,738
Other taxes payable	15,119	3,758
Short-term operating lease liabilities	652	628
Current portion of deferred revenue	1,345	1,212
Other current liabilities	2,508	3,660
Account due to subsidiaries of the Group	266,679	249,025
Total current liabilities	313,079	291,310
Long-term borrowings	1,546	—
Long-term operating lease liabilities	605	333
Non-current portion of deferred revenue	18	72
Total non-current liabilities	2,169	405
TOTAL LIABILITIES	315,248	291,715

	For the six months ended June 30,
	2022	2023
	RMB	RMB
Net revenues	43,012	34,220
Net (loss)/income	(10,821)	4,573

	For the six months ended June 30,
	2022	2023
	RMB	RMB
Net cash generated from/(used in) operating activities	3,523	(6,083)
Net cash generated from investing activities	—	—
Net cash (used in)/generated from financing activities	(1,060)	4,235
Net increase/(decrease) in cash, cash equivalent and restricted cash	2,463	(1,848)